Significant Events, Acquisition and Divestures - Summary of Consideration Received and The Carrying Value of The Assets and Liabilities (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of consideration received and carrying value of assets and liabilities contributed [Abstract]
Fair value of our shares in Global Seismic Shipping AS	$ 71.9
Total consideration received(a)	71.9
Cash and cash equivalents	7.5
Investments in companies under equity method(1)	48.3
Property, plant and equipment, net	301.0
Finance lease net	(3.1)
Current portion of financial debt(2)	(182.5)
Provisions - current portion	(4.8)
Provisions - non-current portion	(13.4)
Other Current Liabilities	(30.0)
Liabilities linked to charter agreements	(72.1)
Total carrying value of the contributed assets and liabilities(b)	50.9
Net gain realized(c)= (a) - (b)	21.0
Reduction of the cash burden of the charter agreement(d)	(72.1)
Operating income	(51.1)
Other financial income (loss)	(15.0)
Cost of financial debt, net	(3.3)
Net income (loss) from consolidated companies	(18.3)
Net income (loss)	$ (69.4)